EQUITY - Schedule of Changes in Equity BPR (Details) - BPR - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of number of shares outstanding [abstract]
Beginning of year (in shares)	106,090	0	0
Issued on August 28, 2018 for the acquisition of GPP Inc. (shares)	0	162,324	0
BPR units exchanged (in shares)	36,316	56,166	0
Repurchase of BPR units (in shares)	(5,724)	0	0
Forfeitures (in shares)	(25)	(68)	0
End of year (in shares)	64,025	106,090	0